Filed pursuant to Rule 497(e)
Registration No. 033-48907

BMO FUNDS

Supplement dated July 24, 2013 to the Prospectus dated December 28, 2012, as supplemented April 9, 2013, May 10, 2013, and June 14, 2013

The information in the Prospectus under “Fund Summary — BMO Short-Term Income Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Peter J. Arts and Boyd R. Eager co-manage the Fund. Mr. Arts, Co-Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994 and has co-managed the Fund since February 2012. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 1996 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Short-Intermediate Bond Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. William J. Canida, Scott M. Kimball, and Daniela Mardarovici co-manage the Fund. Mr. Canida, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser’s affiliate, Taplin, Canida & Habacht, LLC (“TCH”) in 1985 and has co-managed the Fund since July 2013. Mr. Kimball, a Director and a Portfolio Manager of the Adviser, joined TCH in 2007 and has co-managed the Fund since July 2013. Ms. Mardarovici, a Director and a Portfolio Manager of the Adviser, joined TCH in 2012 and has co-managed the Fund since July 2013.

The information in the Prospectus under “Fund Summary — BMO Aggregate Bond Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Tere Alvarez Canida, William J. Canida, Alan M. Habacht, Scott M. Kimball, and Daniela Mardarovici co-manage the Fund. Ms. Alvarez Canida, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser’s affiliate, Taplin, Canida & Habacht, LLC (“TCH”) in 1985 and has co-managed the Fund since July 2013. Mr. Canida, a Managing Director and a Portfolio Manager of the Adviser, joined TCH in 1985 and has co-managed the Fund since July 2013. Mr. Habacht, a Managing Director and a Portfolio Manager of the Adviser, joined TCH in 1987 and has co-managed the Fund since July 2013. Mr. Kimball, a Director and a Portfolio Manager of the Adviser, joined TCH in 2007 and has co-managed the Fund since July 2013. Ms. Mardarovici, a Director and a Portfolio Manager of the Adviser, joined TCH in 2012 and has co-managed the Fund since July 2013.

The information regarding the BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, and BMO Aggregate Bond Fund in the Prospectus under “BMO Funds Information — Portfolio Managers” is replaced with the following:

Peter J. Arts and Boyd R. Eager co-manage the SHORT-TERM INCOME FUND. Both members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts, Co-Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994 and has co-managed the Fund since February 2012. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 1996 and has co-managed the Fund since February 2012.

William J. Canida, Scott M. Kimball, and Daniela Mardarovici co-manage the SHORT-INTERMEDIATE BOND FUND. All members of the team share investment decision making responsibilities with respect to the Fund. Mr. Canida is a Managing Director and a Portfolio Manager of the Adviser and a Vice President and a Principal of the Adviser’s affiliate, TCH. He joined TCH in 1985. Mr. Canida is a CFA Charterholder. Mr. Kimball is a Director and a Portfolio Manager of the Adviser and a Portfolio Manager of TCH. He joined TCH in 2007. Mr. Kimball is a CFA Charterholder. Ms. Mardarovici is a Director and a Portfolio Manager of the Adviser and a Portfolio Manager of TCH. She joined TCH in 2012 and the Adviser in 2005. Ms. Mardarovici is a CFA Charterholder. Mr. Canida, Mr. Kimball, and Ms. Mardarovici have co-managed the Fund since July 2013.

Tere Alvarez Canida, William J. Canida, Alan M. Habacht, Scott M. Kimball, and Daniela Mardarovici co-manage the AGGREGATE BOND FUND. All members of the team share investment decision making responsibilities with respect to the Fund. Ms. Alvarez Canida is a Managing Director and a Portfolio Manager of the Adviser and President and Managing Principal of TCH. She joined TCH in 1985. Ms. Alvarez Canida is a CFA Charterholder. Mr. Habacht is a Managing Director and a Portfolio Manager of the Adviser and a Vice President and Principal of TCH. He joined TCH in 1987. Ms. Alvarez Canida, Mr. Canida, Mr. Habacht, Mr. Kimball, and Ms. Mardarovici have co-managed the Fund since July 2013. The biographical information for Mr. Canida, Mr. Kimball, and Ms. Mardarovici is described above.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership of Fund shares, and their compensation.

This supplement should be retained with your Prospectus for future reference.

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